Overview and basis of presentation	12 Months Ended
Dec. 31, 2023
Corporate information and statement of IFRS compliance [abstract]
Overview and basis of presentation
Note 1 - Overview and basis of preparation
General information
Polestar Automotive Holding UK PLC (the “Parent”), together with its subsidiaries, hereafter referred to as “Polestar,” “Polestar Group” and the “Group,” is a limited company incorporated in the United Kingdom. Polestar Group operates principally in the automotive industry, engaging in research and development, branding and marketing, and the commercialization and selling of battery electric vehicles, and related technology solutions. Polestar Group's current lineup of battery electric vehicles consists of the Polestar 2 ("PS2"), a premium fast-back sedan, the Polestar 3 ("PS3"), a luxury aero sport-utility vehicle, the Polestar 4 ("PS4"), a premium sport utility vehicle, the Polestar 5 ("PS5"), a luxury sport grand-touring sedan, and the Polestar 6 ("PS6"), a luxury roadster. As of December 31, 2023, the PS2 and PS4 are in production while the remaining vehicles are under development. Operating sustainably is a critical priority of the Group; targeting climate neutrality by 2040, creating a climate neutral car (cradle-to-gate) by 2030, and halving the emission intensity per car sold by 2030. Polestar Group has a presence in 27 markets across Europe, North America, and Asia. Polestar Group has its management headquarters located at Assar Gabrielssons väg 9, 405 31 Göteborg, Sweden.
As of December 31, 2023, 2022, and 2021, related parties owned 88.3%, 89.2%, and 94.1% of the Group, respectively. The remaining 11.7%, 10.8%, and 5.9% of the Group at each respective year end was owned by external investors.
Merger with Gores Guggenheim, Inc.
Gores Guggenheim, Inc. (“GGI”) was a special purpose acquisition company (“SPAC”) formed for the purpose of effecting a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or a similar business combination. GGI was incorporated in Delaware on December 21, 2021 and completed its initial public offering (“IPO”) on March 25, 2021.
On September 27, 2021, GGI entered into a Business Combination Agreement (“BCA”) with Polestar Automotive Holding Limited, a Hong Kong incorporated company (“Former Parent”), Polestar Automotive (Singapore) Pte. Ltd., a private company limited by shares in Singapore (“Polestar Singapore”), Polestar Holding AB, a private limited liability company incorporated under the laws of Sweden (“Polestar Sweden”), Polestar Automotive Holding UK Limited, a limited company incorporated under the laws of England and Wales and a direct wholly owned subsidiary of the Former Parent, and PAH UK Merger Sub Inc., a Delaware corporate and a direct wholly owned subsidiary of the Parent (“US Merger Sub”).
On June 23, 2022 (“Closing”), the Former Parent consummated a reverse recapitalization pursuant to the terms and conditions of the BCA. At the Closing, Polestar Holding AB and its subsidiaries became wholly owned subsidiaries of Parent. US Merger Sub merged with GGI, pursuant to which the separate corporate existence of US Merger Sub ceased and GGI became a wholly owned subsidiary of the Parent. Simultaneously, the following events occurred:
•the Convertible Notes of the Former Parent outstanding immediately prior to the Closing were automatically converted into 4,306,466 Class A Shares in the Parent in the form of American depositary shares;
•the Former Parent was separated from Polestar Group and issued 294,877,349 Class A Shares in the Parent in the form of American depositary shares, 1,642,233,575 Class B Shares in the Parent in the form of American depositary shares, and the right to receive an earn out of a variable number of additional Class A Shares and Class B Shares, depending on the daily volume weighted average price of Class A Shares in the future;
•all GGI units outstanding immediately prior to the Closing held by GGI Stockholders were automatically separated and the holder was deemed to hold one share of GGI Class A Common Stock and one-fifth of a GGI Public Warrant;
•all GGI Class A Common Stock issued and outstanding, other than those held in treasury, were exchanged for 63,734,797 Class A Shares in the Parent in the form of American depositary shares;
•all GGI Class F Common Stock issued and outstanding, other than those held in treasury, were exchanged for 18,459,165 Class A Shares in the Parent in the form of American depositary shares;
•all GGI Common Stock held in treasury were canceled and extinguished without consideration;
•all GGI Public Warrants issued and outstanding immediately prior to the Closing were exchanged for 15,999,965 Class C-1 Shares in the Parent in the form of American depositary shares with effectively the same terms as the GGI Public Warrants and are exercisable for Class A Shares in the Parent;
•all GGI Private Warrants issued and outstanding immediately prior to the Closing were exchanged for 9,000,000 Class C-2 Shares in the Parent in the form of American depositary shares with effectively the same terms as the GGI Private Warrants and are exercisable for Class A Shares in the Parent;
•pursuant to the PIPE Subscription Agreements, third-party investors purchased 25,423,445 Class A Shares in Parent in the form of American depositary shares and Volvo Cars purchased 1,117,390 Class A Shares in Parent in the form of American depositary shares, for a total of 26,540,835 Class A Shares in Parent in the form of American depositary shares for an aggregate total of $250,000; and
•pursuant to the Volvo Cars Preference Subscription Agreement, Volvo Cars purchased 58,882,610 Preference Shares in the Parent for an aggregate total of $588,826 which automatically converted to Class A Shares in the Parent in the form of American depositary shares thereafter.
The merger with GGI, including all related arrangements, raised net cash proceeds of $1,417,973. Gross proceeds of $638,197 was assumed from GGI, $250,000 was sourced from the PIPE Subscription Agreements, and $588,826 was sourced from the Volvo Cars
Preference Subscription Agreement. Polestar incurred total transaction costs of $97,953 in connection with the merger, of which $59,050 had been recognized by GGI and deducted from the gross proceeds raised. The merger was accounted for as a reverse recapitalization, in accordance with the IFRS. Refer to Note 18 - Reverse recapitalization for additional information on the reverse recapitalization.
Immediately following the closing of the transaction, Parent changed its name to Polestar Automotive Holding UK PLC and began trading on the National Association of Securities Dealers Automated Quotations (“Nasdaq”) under the ticker symbol PSNY. Net loss per share was recast to retroactively reflect the shares issued by the parent to the Former Parent for December 31, 2022 and December 31, 2021. Refer to Note 14 - Net loss per share and Note 22 - Equity for additional information.
Basis of preparation
The Consolidated Financial Statements in this annual report of Polestar Group are prepared in accordance with the IFRS, issued by the IASB and UK-adopted international accounting standards. The Consolidated Financial Statements have been prepared on the historical cost basis, except for the revaluation of certain financial instruments that are measured at fair values at the end of each reporting period, as explained in the accounting policies below. For group financial reporting purposes, Polestar Group companies apply the same accounting principles, irrespective of national legislation, as defined in the Group accounting directives. Such accounting principals have been applied consistently for all periods, unless otherwise stated.
This annual report is prepared in the presentation currency, U.S. Dollar (“USD”). All amounts are stated in thousands of USD (“TUSD”), unless otherwise stated.
Periods discussed prior to June 23, 2022 represent the operations of Polestar Automotive Holding Limited and its consolidated subsidiaries.
Going Concern
Polestar Group’s financial statements have been prepared on a basis that assumes Polestar Group will continue as a going concern and the ordinary course of business will continue in alignment with management’s 2024-2028 business plan.
Management assessed Polestar Group’s ability to continue as a going concern and evaluated whether there are certain events or conditions, considered in the aggregate, that may cast substantial doubt about Polestar’s ability to continue as a going concern. All information available to management, including cash flow forecasts, liquidity forecasts, and internal risk assessments, pertaining to the twelve-month period after the issuance date of these Consolidated Financial Statements was used in performing this assessment.
As a result of scaling up commercialization and continued capital expenditures related to the PS2, PS3, PS4, PS5, and PS6, managing the Company’s liquidity profile and funding needs remains one of management’s key priorities. If Polestar is not able to raise the necessary funds through operations, equity raises, debt financing, or other means, the Group may be required to delay, limit, reduce, or, in the worst case, terminate research and development and commercialization efforts. Since inception, Polestar Group has generated recurring net losses and negative operating and investing cash flows. Net losses for the years ended December 31, 2023, 2022, and 2021, amounted to $1,181,875, $479,017, and $969,808, respectively. Negative operating and investing cash flows for the years ended December 31, 2023, 2022, and 2021, amounted to $2,311,460, $1,789,995, and $450,987, respectively. Management’s 2024-2028 business plan indicates that Polestar will generate negative operating cash flows in the near future and positive operating cash flows starting the second half of 2025; investing cash flows of Polestar will continue to be negative in the near and long-term future due to the nature of Polestar’s business. Securing financing to support operating and development activities represents an ongoing challenge for Polestar Group.
Polestar Group primarily finances its operations through short-term working capital loan arrangements with credit institutions (i.e., 12 months or less), contributions from shareholders, extended trade credit from related parties, and long-term financing arrangements with related parties. Management’s 2024-2028 business plan indicates that Polestar Group depends on additional financing that is expected to be funded via a combination of new short-term working capital loan arrangements, long-term loan arrangements, shareholder loans with related parties, and executing capital market transactions through offerings of debt and/or equity. The timely realization of these financing endeavors is crucial for Polestar Group’s ability to continue as a going concern. If Polestar is unable to obtain financing from these sources or if such financing is not sufficient to cover forecasted operating and investing cash flow needs, Polestar Group will need to seek additional funding through other means (e.g., issuing new shares of equity or issuing bonds). Management has no certainty that Polestar Group will be successful in securing the funds necessary to continue operating and development activities as planned.
During the year ended December 31, 2023, Polestar demonstrated efforts towards achieving liquidity targets in management's 2024-2028 business plan by:
•Renegotiating the terms of its convertible credit facility with Volvo Cars to extend the principal repayment date to June 30, 2027 and achieve an additional borrowing capacity;
•Securing long-term financing support from Geely in the form of various facilities; and
•Entering into multiple short-term working capital loan arrangements with banking partners in China.
Polestar is party to financing instruments during the 12 months following the reporting period that contain financial covenants with which Polestar must comply. A failure to comply with such covenants may result in an event of default that could have material adverse effects on the business. Due to the factors discussed above, there is material uncertainty as to whether Polestar will be able to comply with all covenants in future periods. Remedies to an event of default include proactively applying for a covenant waiver prior to such event of default occurring.
Based on these circumstances, management reasonably expects there to be sufficient liquidity in the twelve-month period after the issuance date of these Consolidated Financial Statements in order for Polestar to meet its cash flow requirements, but there is substantial doubt about Polestar’s ability to continue as a going concern. There are ongoing efforts in place to mitigate the uncertainty. The Consolidated Financial Statements do not include any adjustments to factor for the going concern uncertainty.